Event After the Reporting Period - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2022	Jul. 31, 2022
Privately Negotiated Subscription Agreements | The Bill and Melinda Gates Foundation [Member] | Private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 25.0
Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		100.0
Public Offering [Member] | Secondary public stock offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		75.0
Public Offering [Member] | Underwriters [Member] | Common share [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 7.0
Option vesting period	30 days
Public Offering [Member] | The Bill and Melinda Gates Foundation [Member] | Private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 25.0